Financial debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial debt [Line Items]
Total short-term debt		$ 3,427,820	$ 2,852,400	$ 1,444,800
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	0	1,376,200	0
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	0	1,376,200	0
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[2],[3]	0	100,000	0
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.50 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	0	0	1,444,800
Loan of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt		2,757,460	0	0
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[2],[3]	100,306	0	0
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[3]	300,028	0	0
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[3]	250,023	0	0
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[3]	$ 20,003	$ 0	$ 0

[1]	LIBOR= London Interbank Offered Rate
[2]	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
[3]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate